Statement of Cash Flows (USD $)	12 Months Ended		268 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Deficit Accumulated During Development Stage	$ (25,075,497)	$ (19,394,527)	$ (74,648,439)
Depreciation	16,486	6,924	354,940
Amortization of loan discount	137,993	10,925	148,918
Expenses paid by issuance of common stock and options	17,438,892	15,009,850	49,463,157
(Increase) decrease in prepaid expenses	50,160	(50,160)	400,301
Increase in accounts payable & accrued expenses	208,785	8,624	3,468,891
Cash flows used by operating activities >:	(7,223,181)	(4,408,364)	(20,812,232)
Purchase of equipment	(502,217)	(2,266,147)	(3,696,583)
Security deposits	(77,293)	(240,000)	(317,293)
Cash used in investing activities	(579,510)	(2,506,147)	(4,013,876)
Proceeds from issuance of common stock	7,807,242	4,377,454	23,288,979
Proceeds from issuance of preferred stock			2,753
Loans from related parties			1,351,573
Repayment of related party loans			(368,890)
Proceeds of long-term debt		1,150,000	1,109,183
Acquisition of treasury stock			(500,100)
Cash generated by financing activities	7,807,242	5,527,454	24,883,498
Change in cash	4,550	(1,387,057)	57,390
Cash-beginning of period	52,840	1,439,897
Cash-end of period	$ 57,390	$ 52,840	$ 57,390